Changes in organization and acquisitions and disposals of subsidiaries and businesses (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes In Organisation [Table]
Investments in subsidiaries and associates	$ 1,101.0	$ 1,243.0	$ 1,557.0
Other income other	391.0	185.0	216.0
Tax expense / (benefit)	$ 1,942.0	1,998.0	$ 1,583.0
Assets of disposal groups held for sale		1,093.0
Liabilities of disposal group held for sale		1,298.0
Mitsubishi Corp.-UBS Realty Inc.
Disclosure Of Changes In Organisation [Table]
Proportion of ownership interest in joint venture	49.00%
Other income other	$ 848.0
UBS Brasil Servicos
Disclosure Of Changes In Organisation [Table]
Decrease in proportion of ownership in subsidiaries that do not result in loss of control			49.99%
UBS SuMi TRUST Wealth Management Co., Ltd.
Disclosure Of Changes In Organisation [Table]
Proportion of ownership interest in subsidiary	51.00%
UBS Wealth Management business in Spain
Disclosure Of Changes In Organisation [Table]
Gains (losses) recognised when control is lost	$ 133.0
Other income other	111.0
Assets of disposal groups held for sale		647.0
Liabilities of disposal group held for sale		823.0
UBS Swiss Financial Advisers AG
Disclosure Of Changes In Organisation [Table]
Gains (losses) recognised when control is lost	86.0
Assets of disposal groups held for sale		446.0
Liabilities of disposal group held for sale		$ 475.0
UBS US alternative investments administration business
Disclosure Of Changes In Organisation [Table]
Gains (losses) recognised when control is lost	41.0
Wealthfront
Disclosure Of Changes In Organisation [Table]
Value of a note convertible into wealthfront shares purchased by UBS	$ 69.7
Clearstream Fund Centre AG
Disclosure Of Changes In Organisation [Table]
Proportion of ownership interest in associate		48.80%
Gains (losses) recognised when control is lost			$ 631.0
Investments in subsidiaries and associates		$ 386.0
SIX Group AG, Zurich
Disclosure Of Changes In Organisation [Table]
Proportion of ownership interest in associate	17.31%
UBS AG
Disclosure Of Changes In Organisation [Table]
Investments in subsidiaries and associates	$ 1,101.0	1,243.0	1,557.0
Other income other	308.0	224.0	267.0
Tax expense / (benefit)	$ 1,844.0	1,903.0	1,488.0
Assets of disposal groups held for sale		1,093.0
Liabilities of disposal group held for sale		$ 1,298.0
UBS AG | Mitsubishi Corp.-UBS Realty Inc.
Disclosure Of Changes In Organisation [Table]
Proportion of ownership interest in joint venture	49.00%
Other income other	$ 848.0
UBS AG | UBS Brasil Servicos
Disclosure Of Changes In Organisation [Table]
Decrease in proportion of ownership in subsidiaries that do not result in loss of control		49.99%
UBS AG | UBS SuMi TRUST Wealth Management Co., Ltd.
Disclosure Of Changes In Organisation [Table]
Proportion of ownership interest in subsidiary	51.00%
UBS AG | UBS Wealth Management business in Spain
Disclosure Of Changes In Organisation [Table]
Gains (losses) recognised when control is lost	$ 133.0
Other income other	111.0
Assets of disposal groups held for sale		$ 647.0
Liabilities of disposal group held for sale		823.0
UBS AG | UBS Swiss Financial Advisers AG
Disclosure Of Changes In Organisation [Table]
Gains (losses) recognised when control is lost	86.0
Assets of disposal groups held for sale		446.0
Liabilities of disposal group held for sale		$ 475.0
UBS AG | UBS US alternative investments administration business
Disclosure Of Changes In Organisation [Table]
Gains (losses) recognised when control is lost	41.0
UBS AG | Wealthfront
Disclosure Of Changes In Organisation [Table]
Value of a note convertible into wealthfront shares purchased by UBS	$ 69.7
UBS AG | Clearstream Fund Centre AG
Disclosure Of Changes In Organisation [Table]
Proportion of ownership interest in associate		48.80%
Gains (losses) recognised when control is lost		$ 631.0	$ 631.0
Investments in subsidiaries and associates		$ 386.0
UBS AG | SIX Group AG, Zurich
Disclosure Of Changes In Organisation [Table]
Proportion of ownership interest in associate	17.31%